BALANCE SHEET COMPONENTS - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Goodwill [Roll Forward]
Balance at beginning of year	$ 7,879	$ 0
Acquisition from SolarCA LLC	0	7,879
Impairment	(7,879)	0	$ 0
Balance at end of year	$ 0	$ 7,879	$ 0